Geographic Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Aug. 29, 2013	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 30, 2012	May 31, 2012	Mar. 01, 2012	Dec. 01, 2011	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Geographic Areas, Revenues from External Customers [Abstract]
Net sales	$ 2,843	$ 2,318	$ 2,078	$ 1,834	$ 1,963	$ 2,172	$ 2,009	$ 2,090	$ 9,073	$ 8,234	$ 8,788
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	7,626				7,103				7,626	7,103	7,555
SINGAPORE
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	3,225				3,270				3,225	3,270	3,569
CHINA
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									3,783	2,936	2,983
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	350				328				350	328	179
UNITED STATES
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									1,512	1,262	1,363
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	3,041				3,246				3,041	3,246	3,487
JAPAN
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	615				2				615	2	1
Asia Pacific (excluding China, Taiwan and Malaysia) [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									1,342	1,241	1,518
Taiwan [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									980	1,022	744
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	307				0				307	0	0
ISRAEL
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	28				59				28	59	94
ITALY
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	18				163				18	163	190
Europe [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									820	827	924
MALAYSIA
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									193	546	737
Other [Member]
Geographic Areas, Revenues from External Customers [Abstract]
Net sales									443	400	519
Geographic Areas, Long-Lived Assets [Abstract]
Property, Plant and Equipment, Net	$ 42				$ 35				$ 42	$ 35	$ 35